Commitments and Contingencies - Capital Commitments (Details) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Wind turbine installation vessel
Property, Plant and Equipment [Line Items]
Aggregate contract price for vessels under construction	$ 654,700
Capital commitments paid	65,400
DSME1
Property, Plant and Equipment [Line Items]
Aggregate contract price for vessels under construction	297,325
2022	33,036
2023	66,072
2024	198,217
2025	0
DSME2
Property, Plant and Equipment [Line Items]
Aggregate contract price for vessels under construction	291,967
2022	0
2023	32,441
2024	64,882
2025	$ 194,644